PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 4,104,692	$ 4,149,327
Total accumulated depreciation	(2,574,685)	(2,490,187)
Property and equipment, net	1,530,007	1,659,140	$ 1,639,105
Depreciation expense	620,659	591,748	$ 512,051
Buildings and land
Property, Plant and Equipment [Line Items]
Property and equipment, gross	0	5,609
Computers, related equipment and software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,112,846	2,154,989
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	433,473	442,499
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,558,373	$ 1,546,230